Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 173	$ 168
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	8	15
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		1
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	106	88
Derivative financial instruments		4
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(62)	(18)
Financial Liabilities	(62)	(18)
Deferred compensation plan liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(256)	(236)
Financial Liabilities	(256)	(236)
Loans and other borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortised cost	(2,845)	(3,767)
Financial Liabilities	(2,845)	(3,767)
Trade and other payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(73)	(79)
Financial liabilities at amortised cost	(566)	(444)
Financial liabilities, Not categorised as a financial instrument	(29)	(37)
Financial Liabilities	(668)	(560)
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	114	103
Financial assets at amortised cost	61	66
Financial assets	175	169
Cash and cash equivalent [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,025	892
Financial assets at amortised cost	425	783
Financial assets	1,450	1,675
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		5
Financial assets		5
Deferred Compensation Plan Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	256	236
Financial assets	256	236
Trade and other receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	501	438
Financial assets, Not categorised as a financial instrument	73	76
Financial assets	$ 574	$ 514